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Defiance Gold Enhanced Options Income ETF
DEFIANCE GOLD ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the performance of SPDR® Gold Shares subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Defiance Gold Enhanced Options Income ETF Defiance Gold Enhanced Options Income ETF	[1]
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Defiance Gold Enhanced Options Income ETF | Defiance Gold Enhanced Options Income ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of SPDR Gold Shares (“GLD” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of GLD’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate additional income from its options investments when GLD’s share price rises, based on the specific put options it sold.

GLD is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of gold bullion. GLD is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

The Fund will not seek to invest directly in the ETP, however, due to the non-cash settlement nature of the fund’s options strategy, the Fund may be required from time to time to hold shares of the ETP. In such a case, the Fund will generally seek to sell such ETP holding the same day (to avoid adverse tax consequences to the Fund). As further described below, at least once a week, the Fund uses an at-the-money or in-the-money put option selling strategy to provide income and exposure to the price of the Underlying ETP shares, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide current income from the premium it receives from the sale of such options contracts and a limit on the Fund’s indirect participation in gains, if any, of the increase in the price of the Underlying ETP’s shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” As discussed in greater detail below, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see “Additional Information about the Fund” below for a description of options terminology.

At least once a week, the Fund will sell put options that are priced either at-the-money or up to five percent in-the-money (i.e., higher than the current market price). If the Fund sells an option that’s priced above the current market price, the Fund may profit if the Underlying ETP’s share price increases above its current price, stays flat, or decreases slightly (i.e., the decrease to the Fund is less than the original extrinsic premium received). This opportunity exists until the option’s expiration date, which is typically one week or less (as of the date of this prospectus, options expire each Wednesday and Friday). In other words, the Fund’s potential for profit (or exposure) fluctuates. The Fund will initially use only European FLexible EXchange® (“FLEX”) options, but may also use options that are exercisable at any time (i.e. American style options contracts).

●	FLEX options are exchange-traded that allow for customizable terms (e.g., the strike price can be negotiated). European FLEX options can be exercised only at expiration, not before.

●	The Fund will write put option contracts, which involves selling the right, but not the obligation, to sell the underlying asset (e.g., the Underlying ETP shares) at the strike price within a specified timeframe. This obligates the Fund to buy shares from the holder of the bought put. The Fund earns income from the premium received but assumes the risk of having to purchase the asset at the strike price, which could be higher than the current market price if the Underlying ETP’s share price decreases. This strategy aims to generate income and indirectly participate in the potential gains of the Underlying ETP’s shares (when writing in the money puts), with a limit on the extent of these gains due to the nature of selling put options.

The Fund’s strategy focuses on having the ability to make monthly distributions through generating income throughout each week by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in higher income than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will result in higher income.

●	Traditional options-based strategies typically involve selling options with a longer duration, usually with an expiry of 1 month or more. However, by focusing on selling short-dated options, generally with an expiry of less than a week, the Fund’s investments may generate higher (or “enhanced”) premiums. This is due to the dynamic of time value (or theta) of options, which refers to the rate at which an option’s value decreases as it approaches its expiry date. Typically, the rate at which an option loses value from the impact of time value (theta) will accelerate as it approaches its expiration date. Therefore, selling shorter-dated options will generally produce more premium income than selling options with longer durations less frequently.

The Fund’s options contracts provide:

●	indirect exposure to changes in the share price of the Underlying ETP,
●	current income from option premiums and, for in-the-money puts, potential income from their intrinsic value, and
●	a limit on the Fund’s income gains from options, if any, related to the share price of the Underlying ETP.

For more information, see the section “The Fund’s Use of Underlying ETP Option Contracts” below.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate additional income for the Fund.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●     The Fund seeks to generate monthly income through its options strategy, which is not dependent on the price appreciation of the Underlying ETP’s shares.

●     The Fund seeks to indirectly participate in a portion of the potential gains experienced by increases in the Underlying ETP’s shares (via income from its options holdings).

That is, although the Fund’s income gains related to gains in the Underlying ETP’s shares will be capped, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in GLD, nor in gold bullion.

●	The Fund’s strategy will cap its potential options income gains if GLD shares increase in value.
●	The Fund’s strategy is subject to all potential losses if GLD shares decline, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in GLD shares.
●	The Fund does not invest directly in gold bullion.
●	Fund shareholders are not entitled to any dividends paid by GLD.

Additional information regarding GLD is set forth below.

The Fund’s Use of the Underlying ETP Option Contracts

Throughout each week, the Fund will sell at-the-money or in-the-money puts on the Underlying ETP. In particular, the Fund will sell puts with near-term expirations at a range of 0% to 5% “in-the-money” (i.e., where the strike price is above the current price of the Underlying ETP’s shares by between 0% and 5%). The Fund will receive premium income for each put sold. In addition, the strategy will provide the Fund with the opportunity to earn both time decay (described below) and, for in-the-money puts, a limited amount of upside appreciation up to the puts’ strike price (described below) plus the puts’ intrinsic value. The expiration dates at the time of purchase for the Fund’s sold puts will range from one day to a month (“Call Period”). The Fund’s participation in potential increases in the price of the Underlying ETP’s shares is based on the price of the Underlying ETP’s shares at the time the Fund sells a put option contract and the Underlying ETP’s share price at the time of the contract’s expiration.

For example, imagine the Underlying ETP’s shares are priced at $200, and a put option with a strike price of 205 is sold for $15. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $10 (the $15 put price minus the $5 in-the-money amount) represents the put’s extrinsic value. In the case of this example:

●	if the Underlying ETP’s share price is $205 or more at the end of trading, the Fund would gain the full $15.

●	if the Underlying ETP’s share price remains at $200 at the end of trading, the Fund would gain only $10.

●	if the Underlying ETP’s share price fell significantly below $200 at the end of trading the Fund would lose money. For example, if the price fell to $185 per share, the Fund would lose $5.

As of the date of this prospectus, the available options are non-cash-settled. As a result, theoretically, the Fund would be obligated to receive shares of the Underlying ETP when the option was exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying ETP shares at the strike price, which could result in the Fund holding the Underlying ETP’s share, and an asset that has declined in value. However, in such instances, the Fund will seek to avoid owning shares of the Underlying ETP by trading out of the puts prior to expiration or selling the delivered shares immediately upon receipt.

When selling put options, the Fund will generally be subject to different outcomes based on market movements and whether the options sold are at-the-money or in-the-money. Such outcomes may or may not be profitable to the Fund, depending on the circumstances, and there is no guarantee that any given situation will occur and be profitable to the Fund:

At-the-Money Options:	In-the-Money Options:
The Underlying ETP Rises above Strike (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.	The Underlying ETP Rises to or above Strike (Profitable): The Fund keeps premium which included the gain from the intrinsic value. No physical delivery of the Underlying ETP shares is required.
The Underlying ETP Flat (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Flat (Profitable to breakeven):

The Fund may be obligated to buy the Underlying ETP shares at the strike price. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) put option contracts on the Underlying ETP as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the price of the Underlying ETP’s shares, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs. the Underlying ETP

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETP’s share prices. The performance differences will depend on, among other things, the price of the Underlying ETP’s shares, changes in the value of the Underlying ETP put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries.

The Fund’s strategy is designed to have unleveraged, 100% downside notional exposure (as described below) to the Underlying ETP. Essentially, the assignment value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying ETP’s shares.

Let’s consider a scenario where the Fund has assets totaling $10 million and the Underlying ETP is priced at 200. In this instance, the number of contracts would be 500. We calculate this by dividing the Fund’s value by the value of one contract. Here, $10,000,000 divided by $20,000 (obtained by multiplying the Underlying ETP’s share price of 200 by the standard multiplier of 100) gives us 500.

However, the Fund’s notional exposure, representing the theoretical exposure of its portfolio, will drift daily due to various factors such as market movements and changes in option prices. Notional value is calculated based on the quantity of assets underlying the options positions, multiplied by the strike price of the option. The Fund may reallocate its portfolio upon entering a new position at the option’s expiration. In this process, the Fund will allow its currently held options to expire, close them, or roll (closing out of existing options contracts to purchase new options contracts) them early. Subsequently, the Fund enters new put options positions when the existing ones have expired, been closed, or been rolled early. The Fund may allow the options to expire worthless in order to reduce execution costs and minimize trading drift.

Fund Portfolio

The Fund’s principal holdings are described below:

Defiance Gold Enhanced Options Income ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

“in-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of sale).

Sold put option contracts provide exposure to the full extent of any price decrease experienced by the Underlying ETP shares.

Typically, weekly or less, but may extend to one-month expiration dates.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to GLD such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

GLD

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange.

GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes. The size and weight of the gold bars held by GLD are in accordance with standard specifications in the gold bullion market. GLD invests in gold of various sizes, including large-scale bullion bars, to seek to track the price of gold. GLD’s investments are made globally, sourcing gold from recognized international gold markets.

Investors can access information about SPDR Gold Shares, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-267520 and 001-32356. This information, derived from GLD’s filings with the SEC, is essential for investors to understand GLD’s operations, investment strategy, and financial prospects. The description of GLD’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SPDR Gold Shares and does not concern the shares of other securities or ETFs. All disclosures in this document regarding GLD are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), ZEGA Financial, LLC the “Sub-Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries regarding such documents concerning GLD. They do not represent the accuracy or completeness of any publicly available documents or other information regarding GLD. Additionally, the Fund cannot guarantee that all events impacting GLD’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning GLD could affect the value of these securities.

The Fund, the Trust, the Adviser, the Sub-Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SPDR GOLD TRUST, GLD, OR WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying ETP and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Defiance Gold Enhanced Options Income ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Gold Enhanced Options Income ETF | GLD Risk [Member]

GLD Risk. The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

Defiance Gold Enhanced Options Income ETF | GLD Trading Risk [Member]

GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Defiance Gold Enhanced Options Income ETF | Indirect Investments in GLD [Member]

Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Gold Enhanced Options Income ETF | Gold Performance Risk [Member]

Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

Defiance Gold Enhanced Options Income ETF | No 1940 Act Protections [Member]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Gold Enhanced Options Income ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Gold Enhanced Options Income ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Gold Enhanced Options Income ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Gold Enhanced Options Income ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Gold Enhanced Options Income ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Gold Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Gold Enhanced Options Income ETF | Put Writing Strategy Risk [Member]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Gold Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund's performance.

Defiance Gold Enhanced Options Income ETF | ETF Risks [Member]
ETF Risks.
Defiance Gold Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Gold Enhanced Options Income ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Gold Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Gold Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Gold Enhanced Options Income ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Gold Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Gold Enhanced Options Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Gold Enhanced Options Income ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Gold Enhanced Options Income ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Gold Enhanced Options Income ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Gold Enhanced Options Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Gold Enhanced Options Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Gold Enhanced Options Income ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Gold Enhanced Options Income ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Defiance Gold Enhanced Options Income ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GLD), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Gold Enhanced Options Income ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

Defiance Gold Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Silver Enhanced Options Income ETF
DEFIANCE SILVER ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the performance of iShares Silver Trust® subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Defiance Silver Enhanced Options Income ETF Defiance Silver Enhanced Options Income ETF	[1]
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Defiance Silver Enhanced Options Income ETF | Defiance Silver Enhanced Options Income ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of iShares Silver Trust (“SLV” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of SLV’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate additional income from its options investments when SLV’s share price rises in value, based on the specific put options it sold.

SLV is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of Silver bullion. SLV is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

The Fund will not seek to invest directly in the ETP, however, due to the non-cash settlement nature of the fund’s options strategy, the Fund may be required from time to time to hold shares of the ETP. In such a case, the Fund will generally seek to sell such ETP holding the same day (to avoid adverse tax consequences to the Fund). As further described below, at least once a week, the Fund uses an at-the-money or in-the-money put selling strategy to provide income and exposure to the price of the Underlying ETP shares, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide current income from the premium it receives from the sale of such options contracts and a limit on the Fund’s indirect participation in gains, if any, of the increase in the price of the Underlying ETP’s shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” As discussed in greater detail below, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see “Additional Information about the Fund” below for a description of options terminology.

At least once a week, the Fund will sell put options that are priced either at-the-money or up to five percent in-the-money (i.e., higher than the current market price). If the Fund sells an option that’s priced above the current market price, the Fund may profit if the Underlying ETP’s share price increases above its current price, stays flat, or decreases slightly (i.e., the decrease to the Fund is less than the original extrinsic premium received). This opportunity exists until the option’s expiration date, which is typically one week or less (as of the date of this prospectus, options expire each Wednesday and Friday). In other words, the Fund’s potential for profit (or exposure) fluctuates. The Fund will initially use only European FLexible EXchange® (“FLEX”) options, but may also use options that are exercisable at any time (i.e. American style options contracts).

●	FLEX options are exchange-traded that allow for customizable terms (e.g., the strike price can be negotiated). European FLEX options can be exercised only at expiration, not before.

●	The Fund will write put option contracts, which involves selling the right, but not the obligation, to sell the underlying asset (e.g., the Underlying ETP shares) at the strike price within a specified timeframe. This obligates the Fund to buy shares from the holder of the bought put. The Fund earns income from the premium received but assumes the risk of having to purchase the asset at the strike price, which could be higher than the current market price if the Underlying ETP’s share price decreases. This strategy aims to generate income and indirectly participate in the potential gains of the Underlying ETP’s shares (when writing in the money puts), with a limit on the extent of these gains due to the nature of selling put options.

The Fund’s strategy focuses on having the ability to make monthly distributions through generating income throughout each week by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in higher income than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will result in higher income.

●	Traditional options-based strategies typically involve selling options with a longer duration, usually with an expiry of 1 month or more. However, by focusing on selling short-dated options, generally with an expiry of less than a week, the Fund’s investments may generate higher (or “enhanced”) premiums. This is due to the dynamic of time value (or theta) of options, which refers to the rate at which an option’s value decreases as it approaches its expiry date. Typically, the rate at which an option loses value from the impact of time value (theta) will accelerate as it approaches its expiration date. Therefore, selling shorter-dated options will generally produce more premium income than selling options with longer durations less frequently.

The Fund’s options contracts provide:

●	indirect exposure to changes in the share price of the Underlying ETP,
●	current income from option premiums and, for in-the-money puts, potential income from their intrinsic value, and
●	a limit on the Fund’s income gains from options, if any, related to the share price of the Underlying ETP.

For more information, see the section “The Fund’s Use of Underlying ETP Option Contracts” below.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate additional income for the Fund.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●     The Fund seeks to generate monthly income through its options strategy, which is not dependent on the price appreciation of the Underlying ETP’s shares.

●     The Fund seeks to indirectly participate in a portion of the potential gains experienced by increases in the Underlying ETP’s shares (via income from its options holdings).

That is, although the Fund’s income gains related to gains in the Underlying ETP’s shares will be capped, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SLV, nor in Silver bullion.

●	The Fund’s strategy will cap its potential options income gains if SLV shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SLV shares decline, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SLV shares.
●	The Fund does not invest directly in Silver bullion.
●	Fund shareholders are not entitled to any dividends paid by SLV.

Additional information regarding SLV is set forth below.

The Fund’s Use of the Underlying ETP Option Contracts

Throughout each week, the Fund will sell at-the-money or in-the-money puts on the Underlying ETP. In particular, the Fund will sell puts with near-term expirations at a range of 0% to 5% “in-the-money” (i.e., where the strike price is above the current price of the Underlying ETP’s shares by between 0% and 5%). The Fund will receive premium income for each put sold. In addition, the strategy will provide the Fund with the opportunity to earn both time decay (described below) and, for in-the-money puts, a limited amount of upside appreciation up to the puts’ strike price (described below) plus the puts’ intrinsic value. The expiration dates at the time of purchase for the Fund’s sold puts will range from one day to a month (“Call Period”). The Fund’s participation in potential increases in the price of the Underlying ETP’s shares is based on the price of the Underlying ETP’s shares at the time the Fund sells a put option contract and the Underlying ETP’s share price at the time of the contract’s expiration.

For example, imagine the Underlying ETP’s shares are priced at $200, and a put option with a strike price of 205 is sold for $15. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $10 (the $15 put price minus the $5 in-the-money amount) represents the put’s extrinsic value. In the case of this example:

●	if the Underlying ETP’s share price is $205 or more at the end of trading, the Fund would gain the full $15.

●	if the Underlying ETP’s share price remains at $200 at the end of trading, the Fund would gain only $10.

●	if the Underlying ETP’s share price fell significantly below $200 at the end of trading the Fund would lose money. For example, if the price fell to $185 per share, the Fund would lose $5.

As of the date of this prospectus, the available options are non-cash-settled. As a result, theoretically, the Fund would be obligated to receive shares of the Underlying ETP when the option was exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying ETP shares at the strike price, which could result in the Fund holding the Underlying ETP’s share, and an asset that has declined in value. However, in such instances, the Fund will seek to avoid owning shares of the Underlying ETP by trading out of the puts prior to expiration or selling the delivered shares immediately upon receipt.

When selling put options, the Fund will generally be subject to different outcomes based on market movements and whether the options sold are at-the-money or in-the-money. Such outcomes may or may not be profitable to the Fund, depending on the circumstances, and there is no guarantee that any given situation will occur and be profitable to the Fund:

At-the-Money Options:	In-the-Money Options:
The Underlying ETP Rises above Strike (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.	The Underlying ETP Rises to or above Strike (Profitable): The Fund keeps premium which included the gain from the intrinsic value. No physical delivery of the Underlying ETP shares is required.
The Underlying ETP Flat (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Flat (Profitable to breakeven):

The Fund may be obligated to buy the Underlying ETP shares at the strike price. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) put option contracts on the Underlying ETP as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the price of the Underlying ETP’s shares, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs. the Underlying ETP

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETP’s share prices. The performance differences will depend on, among other things, the price of the Underlying ETP’s shares, changes in the value of the Underlying ETP put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries.

The Fund’s strategy is designed to have unleveraged, 100% downside notional exposure (as described below) to the Underlying ETP. Essentially, the assignment value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying ETP’s shares.

Let’s consider a scenario where the Fund has assets totaling $10 million and the Underlying ETP is priced at 200. In this instance, the number of contracts would be 500. We calculate this by dividing the Fund’s value by the value of one contract. Here, $10,000,000 divided by $20,000 (obtained by multiplying the Underlying ETP’s share price of 200 by the standard multiplier of 100) gives us 500.

However, the Fund’s notional exposure, representing the theoretical exposure of its portfolio, will drift daily due to various factors such as market movements and changes in option prices. Notional value is calculated based on the quantity of assets underlying the options positions, multiplied by the strike price of the option. The Fund may reallocate its portfolio upon entering a new position at the option’s expiration. In this process, the Fund will allow its currently held options to expire, close them, or roll (closing out of existing options contracts to purchase new options contracts) them early. Subsequently, the Fund enters new put options positions when the existing ones have expired, been closed, or been rolled early. The Fund may allow the options to expire worthless in order to reduce execution costs and minimize trading drift.

Fund Portfolio

The Fund’s principal holdings are described below:

Defiance Silver Enhanced Options Income ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

“in-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of sale).

Sold put option contracts provide exposure to the full extent of any price decreases experienced by the Underlying ETP shares.

Typically, weekly or less, but may extend to one-month expiration dates.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to SLV such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

SLV

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

Investors can access information about SLV, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-191498 and 001-32863. This information, derived from SLV’s filings with the SEC, is essential for investors to understand SLV’s operations, investment strategy, and financial prospects. The description of SLV’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by SLV and does not concern the shares of other securities or ETFs. All disclosures in this document regarding SLV are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), ZEGA Financial, LLC the “Sub-Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning SLV. They do not represent the accuracy or completeness of any publicly available documents or other information regarding SLV. Additionally, the Fund cannot guarantee that all events impacting SLV’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures of or failure to disclose material future events concerning SLV could affect the value of these securities.

The Fund, the Trust, the Adviser, the Sub-Adviser, and their respective affiliates do not provide any representation regarding the performance of SLV.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying ETP and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Defiance Silver Enhanced Options Income ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Silver Enhanced Options Income ETF | No 1940 Act Protections [Member]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Silver Enhanced Options Income ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Silver Enhanced Options Income ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Silver Enhanced Options Income ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Silver Enhanced Options Income ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Silver Enhanced Options Income ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Silver Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Silver Enhanced Options Income ETF | Put Writing Strategy Risk [Member]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Silver Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund's performance.

Defiance Silver Enhanced Options Income ETF | ETF Risks [Member]
ETF Risks.
Defiance Silver Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Silver Enhanced Options Income ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Silver Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Silver Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Silver Enhanced Options Income ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Silver Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Silver Enhanced Options Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Silver Enhanced Options Income ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Silver Enhanced Options Income ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Silver Enhanced Options Income ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Silver Enhanced Options Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Silver Enhanced Options Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Silver Enhanced Options Income ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Silver Enhanced Options Income ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Defiance Silver Enhanced Options Income ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (SLV), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Silver Enhanced Options Income ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

Defiance Silver Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Silver Enhanced Options Income ETF | SLV Risk [Member]

SLV Risk. The Fund invests in options contracts that are based on the value of SLV. This subjects the Fund to certain of the same risks as if it owned shares of SLV, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SLV, the Fund may also be subject to the following risks:

Defiance Silver Enhanced Options Income ETF | SLV Trading Risk [Member]

SLV Trading Risk. An investment in SLV is subject to various risks, notably those linked to the dynamics and perception of the LBMA Silver Price. The LBMA, or London Bullion Market Association, plays a crucial role in setting the benchmark for silver prices. It is an international trade association representing the London market for gold and silver bullion, which has a major influence on the global bullion markets. The LBMA Silver Price, determined through an electronic auction managed by ICE Benchmark Administration, is central to the Trust’s valuation and operation. However, potential electronic failures or concerns about the LBMA Silver Price being susceptible to manipulation could lead to delays or inaccuracies in the auction price. This uncertainty could affect the Trust’s valuation of its silver holdings, the calculation of fees, and the pricing of silver sales. Moreover, a loss of confidence in the fairness or integrity of the LBMA Silver Price could change investor behavior, thereby impacting the overall silver market and the value of the shares.

SLV’s exclusive investment in silver heightens its volatility compared to more diversified portfolios. Silver prices, which SLV’s net asset value closely tracks, have historically experienced significant and unpredictable fluctuations. SLV is a speculative investment, suitable primarily for those who can absorb potential losses. The physical silver market’s supply and demand dynamics can further complicate this investment. For example, if the demand for silver exceeds the available supply that meets SLV’s standards, it could obstruct the issuance of new shares. Such a supply-demand mismatch may lead to increased volatility in the share price and a significant divergence from the net asset value. This scenario highlights the speculative nature of silver investments and emphasizes the need for investors to be cognizant of the potential for substantial losses or gains, influenced by market conditions and the inherent volatility of silver.

Defiance Silver Enhanced Options Income ETF | Indirect Investments in SLV [Member]

Indirect Investments in SLV. SLV is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. SLV is not a registered investment company subject to the 1940 Act. Accordingly, investors in SLV (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing SLV insiders from managing SLV to their benefit and to the detriment of shareholders; provisions preventing SLV from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing SLV earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in SLV’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of SLV but will be exposed to the performance of SLV. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in SLV only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Silver Enhanced Options Income ETF | SLV Performance Risk [Member]

SLV Performance Risk. The iShares Silver Trust may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SLV to decline. The iShares Silver Trust provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the iShares Silver Trust provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If iShares Silver Trust’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by iShares Silver Trust could decline significantly.

Following an investment in the iShares Silver Trust, several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares.

Defiance Oil Enhanced Options Income ETF
DEFIANCE OIL ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Defiance Oil Enhanced Options Income ETF Defiance Oil Enhanced Options Income ETF	[1]
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Defiance Oil Enhanced Options Income ETF | Defiance Oil Enhanced Options Income ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of United States Oil Fund, LP (“USO” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the price of USO’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate additional income from its options investments when USO’s share price rises in value, based on the specific put options it sold.

USO is an exchange-traded product (“ETP”) that generally seeks to replicate the performance of the price of light, sweet crude oil. USO is not subject to the protections of the 1940 Act; however, the Fund and its shareholders are subject to the protections of the 1940 Act.

The Fund will not seek to invest directly in the ETP, however, due to the non-cash settlement nature of the fund’s options strategy, the Fund may be required from time to time to hold shares of the ETP. In such a case, the Fund will generally seek to sell such ETP holding the same day (to avoid adverse tax consequences to the Fund). As, further described below, at least once a week, the Fund uses an at-the-money or in-the-money put selling strategy to provide income and exposure to the price of the Underlying ETP shares, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide current income from the premium it receives from the sale of such options contracts and a limit on the Fund’s indirect participation in gains, if any, of the increase in the price of the Underlying ETP’s shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” As discussed in greater detail below, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see “Additional Information about the Fund” below for a description of options terminology.

At least once a week, the Fund will sell put options that are priced either at-the-money or up to five percent in-the-money (i.e., higher than the current market price). If the Fund sells an option that’s priced above the current market price, the Fund may profit if the Underlying ETP’s share price increases above its current price, stays flat, or decreases slightly (i.e., the decrease to the Fund is less than the original extrinsic premium received). This opportunity exists until the option’s expiration date, which is typically one week or less (as of the date of this prospectus, options expire each Wednesday and Friday). In other words, the Fund’s potential for profit (or exposure) fluctuates. The Fund will initially use only European FLexible EXchange® (“FLEX”) options, but may also use options that are exercisable at any time (i.e. American style options contracts).

●	FLEX options are exchange-traded that allow for customizable terms (e.g., the strike price can be negotiated). European FLEX options can be exercised only at expiration, not before.

●	The Fund will write put option contracts, which involves selling the right, but not the obligation, to sell the underlying asset (e.g., the Underlying ETP shares) at the strike price within a specified timeframe. This obligates the Fund to buy shares from the holder of the bought put. The Fund earns income from the premium received but assumes the risk of having to purchase the asset at the strike price, which could be higher than the current market price if the Underlying ETP’s share price decreases. This strategy aims to generate income and indirectly participate in the potential gains of the Underlying ETP’s shares (when writing in the money puts), with a limit on the extent of these gains due to the nature of selling put options.

The Fund’s strategy focuses on having the ability to make monthly distributions through generating income throughout each week by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in higher income than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will result in higher income.

●	Traditional options-based strategies typically involve selling options with a longer duration, usually with an expiry of 1 month or more. However, by focusing on selling short-dated options, generally with an expiry of less than a week, the Fund’s investments may generate higher (or “enhanced”) premiums. This is due to the dynamic of time value (or theta) of options, which refers to the rate at which an option’s value decreases as it approaches its expiry date. Typically, the rate at which an option loses value from the impact of time value (theta) will accelerate as it approaches its expiration date. Therefore, selling shorter-dated options will generally produce more premium income than selling options with longer durations less frequently.

The Fund’s options contracts provide:

●	indirect exposure to changes in the share price of the Underlying ETP,
●	current income from option premiums and, for in-the-money puts, potential income from their intrinsic value, and
●	a limit on the Fund’s income gains from options, if any, related to the share price of the Underlying ETP.

For more information, see the section “The Fund’s Use of Underlying ETP Option Contracts” below.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate additional income for the Fund.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●     The Fund seeks to generate monthly income through its options strategy, which is not dependent on the price appreciation of the Underlying ETP’s shares.

●     The Fund seeks to indirectly participate in a portion of the potential gains experienced by increases in the Underlying ETP’s shares (via income from its options holdings).

That is, although the Fund’s income gains related to gains in the Underlying ETP’s shares will be capped, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in USO, nor in oil.

●	The Fund’s strategy will cap its potential options income gains if USO shares increase in value.
●	The Fund’s strategy is subject to all potential losses if USO shares decline, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in USO shares.
●	The Fund does not invest directly in oil or oil reserves.
●	Fund shareholders are not entitled to any dividends paid by USO.

Additional information regarding USO is set forth below.

The Fund’s Use of the Underlying ETP Option Contracts

Throughout each week, the Fund will sell at-the-money or in-the-money puts on the Underlying ETP. In particular, the Fund will sell puts with near-term expirations at a range of 0% to 5% “in-the-money” (i.e., where the strike price is above the current price of the Underlying ETP’s shares by between 0% and 5%). The Fund will receive premium income for each put sold. In addition, the strategy will provide the Fund with the opportunity to earn both time decay (described below) and, for in-the-money puts, a limited amount of upside appreciation up to the puts’ strike price (described below) plus the puts’ intrinsic value. The expiration dates at the time of purchase for the Fund’s sold puts will range from one day to a month (“Call Period”). The Fund’s participation in potential increases in the price of the Underlying ETP’s shares is based on the price of the Underlying ETP’s shares at the time the Fund sells a put option contract and the Underlying ETP’s share price at the time of the contract’s expiration.

For example, imagine the Underlying ETP’s shares are priced at $200, and a put option with a strike price of 205 is sold for $15. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $10 (the $15 put price minus the $5 in-the-money amount) represents the put’s extrinsic value. In the case of this example:

●	if the Underlying ETP’s share price is $205 or more at the end of trading, the Fund would gain the full $15.

●	if the Underlying ETP’s share price remains at $200 at the end of trading, the Fund would gain only $10.

●	if the Underlying ETP’s share price fell significantly below $200 at the end of trading the Fund would lose money. For example, if the price fell to $185 per share, the Fund would lose $5.

As of the date of this prospectus, the available options are non-cash-settled. As a result, theoretically, the Fund would be obligated to receive shares of the Underlying ETP when the option was exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying ETP shares at the strike price, which could result in the Fund holding the Underlying ETP’s share, and an asset that has declined in value. However, in such instances, the Fund will seek to avoid owning shares of the Underlying ETP by trading out of the puts prior to expiration or selling the delivered shares immediately upon receipt.

When selling put options, the Fund will generally be subject to different outcomes based on market movements and whether the options sold are at-the-money or in-the-money. Such outcomes may or may not be profitable to the Fund, depending on the circumstances, and there is no guarantee that any given situation will occur and be profitable to the Fund:

At-the-Money Options:	In-the-Money Options:
The Underlying ETP Rises above Strike (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.	The Underlying ETP Rises to or above Strike (Profitable): The Fund keeps premium which included the gain from the intrinsic value. No physical delivery of the Underlying ETP shares is required.
The Underlying ETP Flat (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Flat (Profitable to breakeven):

The Fund may be obligated to buy the Underlying ETP shares at the strike price. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) put option contracts on the Underlying ETP as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the price of the Underlying ETP’s shares, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs. the Underlying ETP

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETP’s share prices. The performance differences will depend on, among other things, the price of the Underlying ETP’s shares, changes in the value of the Underlying ETP put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries.

The Fund’s strategy is designed to have unleveraged, 100% downside notional exposure (as described below) to the Underlying ETP. Essentially, the assignment value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying ETP’s shares.

Let’s consider a scenario where the Fund has assets totaling $10 million and the Underlying ETP is priced at 200. In this instance, the number of contracts would be 500. We calculate this by dividing the Fund’s value by the value of one contract. Here, $10,000,000 divided by $20,000 (obtained by multiplying the Underlying ETP’s share price of 200 by the standard multiplier of 100) gives us 500.

However, the Fund’s notional exposure, representing the theoretical exposure of its portfolio, will drift daily due to various factors such as market movements and changes in option prices. Notional value is calculated based on the quantity of assets underlying the options positions, multiplied by the strike price of the option. The Fund may reallocate its portfolio upon entering a new position at the option’s expiration. In this process, the Fund will allow its currently held options to expire, close them, or roll (closing out of existing options contracts to purchase new options contracts) them early. Subsequently, the Fund enters new put options positions when the existing ones have expired, been closed, or been rolled early. The Fund may allow the options to expire worthless in order to reduce execution costs and minimize trading drift.

Fund Portfolio

The Fund’s principal holdings are described below:

Defiance Oil Enhanced Options Income ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

“in-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of sale).

Sold put option contracts provide exposure to the full extent of any price decreases experienced by the Underlying ETP shares.

Typically, weekly or less, but may extend to one-month expiration dates.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to USO such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

USO

United States Oil Fund, LP’s (“USO”) investment objective is for the daily changes in percentage terms of its per share net asset value (“NAV”) to reflect the daily changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the daily changes in the price of a specified short-term futures contract on light, sweet crude oil called the “Benchmark Oil Futures Contract,” plus interest earned on USO’s collateral holdings, less USO’s expenses. USO seeks to achieve its investment objective by investing so that the average daily percentage change in USO’s NAV for any period of 30 successive valuation days will be within plus/minus ten percent (10%) of the average daily percentage change in the price of the Benchmark Oil Futures Contract over the same period. USO is an exchange traded fund organized as a limited partnership that issues shares that trade on the NYSE Arca stock exchange.

Investors can access information about USO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC Registration Nos. 333-272617 and 001-32834. This information, derived from USO’s filings with the SEC, is essential for investors to understand USO’s operations, investment strategy, and financial prospects. The description of USO’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by USO and does not concern the shares of other securities or ETFs. All disclosures in this document regarding USO are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), ZEGA Financial, LLC the “Sub-Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning USO. They do not represent the accuracy or completeness of any publicly available documents or other information regarding USO. Additionally, the Fund cannot guarantee that all events impacting USO’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning USO could affect the value of these securities.

The Fund, the Trust, the Adviser, the Sub-Adviser, and their respective affiliates do not provide any representation regarding the performance of USO.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with United States Oil Fund, LP (USO), or United States Commodity Funds LLC.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying ETP and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Defiance Oil Enhanced Options Income ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Oil Enhanced Options Income ETF | No 1940 Act Protections [Member]

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Oil Enhanced Options Income ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Oil Enhanced Options Income ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Oil Enhanced Options Income ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Oil Enhanced Options Income ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Oil Enhanced Options Income ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Oil Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Oil Enhanced Options Income ETF | Put Writing Strategy Risk [Member]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Oil Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund's performance.

Defiance Oil Enhanced Options Income ETF | ETF Risks [Member]
ETF Risks.
Defiance Oil Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Oil Enhanced Options Income ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Oil Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Oil Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Oil Enhanced Options Income ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Oil Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Oil Enhanced Options Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Oil Enhanced Options Income ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Oil Enhanced Options Income ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Oil Enhanced Options Income ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Oil Enhanced Options Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Oil Enhanced Options Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Oil Enhanced Options Income ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Oil Enhanced Options Income ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Defiance Oil Enhanced Options Income ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (USO), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Oil Enhanced Options Income ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying ETP may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

Defiance Oil Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Oil Enhanced Options Income ETF | USO Risk [Member]

USO Risk. The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE Futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Defiance Treasury Enhanced Options Income ETF
DEFIANCE TREASURY ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the performance of iShares 20+ Year Treasury Bond ETF (“TLT”) subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Defiance Treasury Enhanced Options Income ETF Defiance Treasury Enhanced Options Income ETF	[1]
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Defiance Treasury Enhanced Options Income ETF | Defiance Treasury Enhanced Options Income ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of iShares 20+ Year Treasury Bond ETF (“TLT” or the “Underlying ETP”), subject to a limit on potential gains related to increases in the value of TLT’s shares. While maintaining indirect exposure to the Underlying ETP, the Fund aims to generate additional income from its options investments when TLT’s share price rises in value, based on the specific put options it sold.

TLT is an ETF that generally seeks to track the performance of U.S. Treasury obligations with a maturity of twenty years or more.

The Fund will not seek to invest directly in the ETP, however, due to the non-cash settlement nature of the fund’s options strategy, the Fund may be required from time to time to hold shares of the ETP. In such a case, the Fund will generally seek to sell such ETP holding the same day (to avoid adverse tax consequences to the Fund). As, as further described below, at least once a week, the Fund uses an at-the-money or in-the-money put selling strategy to provide income and exposure to the price of the Underlying ETP shares, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund’s options contracts provide current income from the premium it receives from the sale of such options contracts and a limit on the Fund’s indirect participation in gains, if any, of the increase in the price of the Underlying ETP’s shares. In addition, the Fund’s in-the-money put options will provide some upside appreciation, also known as “intrinsic value.” As discussed in greater detail below, the Fund will not directly or fully participate in gains experienced by the Underlying ETP. Please see “Additional Information about the Fund” below for a description of options terminology.

At least once a week, the Fund will sell put options that are priced either at-the-money or up to five percent in-the-money (i.e., higher than the current market price). If the Fund sells an option that’s priced above the current market price, the Fund may profit if the Underlying ETP’s share price increases above its current price, stays flat, or decreases slightly (i.e., the decrease to the Fund is less than the original extrinsic premium received). This opportunity exists until the option’s expiration date, which is typically one week or less (as of the date of this prospectus, options expire each Wednesday and Friday). In other words, the Fund’s potential for profit (or exposure) fluctuates. The Fund will initially use only European FLexible EXchange® (“FLEX”) options, but may also use options that are exercisable at any time (i.e. American style options contracts).

●	FLEX options are exchange-traded that allow for customizable terms (e.g., the strike price can be negotiated). European FLEX options can be exercised only at expiration, not before

●	The Fund will write put option contracts, which involves selling the right, but not the obligation, to sell the underlying asset (e.g., the Underlying ETP shares) at the strike price within a specified timeframe. This obligates the Fund to buy shares from the holder of the bought put. The Fund earns income from the premium received but assumes the risk of having to purchase the asset at the strike price, which could be higher than the current market price if the Underlying ETP’s share price decreases. This strategy aims to generate income and indirectly participate in the potential gains of the Underlying ETP’s shares (when writing in the money puts), with a limit on the extent of these gains due to the nature of selling put options.

The Fund’s strategy focuses on having the ability to make monthly distributions through generating income throughout each week by regularly selling put options. Simultaneously, it aims to provide an “enhanced” yield compared to traditional option-based strategies by frequently selling short-term options, typically with a duration of less than a week. This method may result in higher income than with an approach of selling longer-term options over the same period, although there is no guarantee such an approach will result in higher income.

●	Traditional options-based strategies typically involve selling options with a longer duration, usually with an expiry of 1 month or more. However, by focusing on selling short-dated options, generally with an expiry of less than a week, the Fund’s investments may generate higher (or “enhanced”) premiums. This is due to the dynamic of time value (or theta) of options, which refers to the rate at which an option’s value decreases as it approaches its expiry date. Typically, the rate at which an option loses value from the impact of time value (theta) will accelerate as it approaches its expiration date. Therefore, selling shorter-dated options will generally produce more premium income than selling options with longer durations less frequently.

The Fund’s options contracts provide:

●	indirect exposure to changes in the share price of the Underlying ETP,
●	current income from option premiums and, for in-the-money puts, potential income from their intrinsic value, and
●	a limit on the Fund’s income gains from options, if any, related to the share price of the Underlying ETP.

For more information, see the section “The Fund’s Use of Underlying ETP Option Contracts” below.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options and to generate additional income for the Fund.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●     The Fund seeks to generate monthly income through its options strategy, which is not dependent on the price appreciation of the Underlying ETP’s shares.

●     The Fund seeks to indirectly participate in a portion of the potential gains experienced by increases in the Underlying ETP’s shares (via income from its options holdings).

That is, although the Fund’s income gains related to gains in the Underlying ETP’s shares will be capped, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TLT, nor primarily in Treasury Bonds.

●	The Fund’s strategy will cap its potential options income gains if TLT shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TLT shares decline, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in TLT shares.
●	Fund shareholders are not entitled to any dividends paid by TLT.

Additional information regarding TLT is set forth below.

The Fund’s Use of the Underlying ETP Option Contracts

Throughout each week, the Fund will sell at-the-money or in-the-money puts on the Underlying ETP. In particular, the Fund will sell puts with near-term expirations at a range of 0% to 5% “in-the-money” (i.e., where the strike price is above the current price of the Underlying ETP’s shares by between 0% and 5%). The Fund will receive premium income for each put sold. In addition, the strategy will provide the Fund with the opportunity to earn both time decay (described below) and, for in-the-money puts, a limited amount of upside appreciation up to the puts’ strike price (described below) plus the puts’ intrinsic value. The expiration dates at the time of purchase for the Fund’s sold puts will range from one day to a month (“Call Period”). The Fund’s participation in potential increases in the price of the Underlying ETP’s shares is based on the price of the Underlying ETP’s shares at the time the Fund sells a put option contract and the Underlying ETP’s share price at the time of the contract’s expiration.

For example, imagine the Underlying ETP’s shares are priced at $200, and a put option with a strike price of 205 is sold for $15. The difference between the strike price and the Underlying ETP’s share price is $5 (in-the-money amount). The remaining $10 (the $15 put price minus the $5 in-the-money amount) represents the put’s extrinsic value. In the case of this example:

●	if the Underlying ETP’s share price is $205 or more at the end of trading, the Fund would gain the full $15.

●	if the Underlying ETP’s share price remains at $200 at the end of trading, the Fund would gain only $10.

●	if the Underlying ETP’s share price fell significantly below $200 at the end of trading the Fund would lose money. For example, if the price fell to $185 per share, the Fund would lose $5.

As of the date of this prospectus, the available options are non-cash-settled. As a result, theoretically, the Fund would be obligated to receive shares of the Underlying ETP when the option was exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying ETP shares at the strike price, which could result in the Fund holding the Underlying ETP’s share, and an asset that has declined in value. However, in such instances, the Fund will seek to avoid owning shares of the Underlying ETP by trading out of the puts prior to expiration or selling the delivered shares immediately upon receipt.

When selling put options, the Fund will generally be subject to different outcomes based on market movements and whether the options sold are at-the-money or in-the-money. Such outcomes may or may not be profitable to the Fund, depending on the circumstances, and there is no guarantee that any given situation will occur and be profitable to the Fund:

At-the-Money Options:	In-the-Money Options:
The Underlying ETP Rises above Strike (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.	The Underlying ETP Rises to or above Strike (Profitable): The Fund keeps premium which included the gain from the intrinsic value. No physical delivery of the Underlying ETP shares is required.
The Underlying ETP Flat (Profitable): The Fund keeps the premium. No physical delivery of the Underlying ETP shares is required.

The Underlying ETP Flat (Profitable to breakeven):

The Fund may be obligated to buy the Underlying ETP shares at the strike price. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

The Underlying ETP Falls (Potentially Unprofitable):

Normally, the Fund would be obligated to purchase the Underlying ETP shares at the strike price, regardless of their lower market value. However, in such instances, instead of making this purchase, the Fund will trade out of the put prior to expiration.

The Fund’s puts are covered for their full exercise value, ensuring the loss does not exceed the value of the Fund’s portfolio.

U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following two ways:

●	Writing (selling) put option contracts on the Underlying ETP as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the price of the Underlying ETP’s shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs. the Underlying ETP

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETP’s share prices. The performance differences will depend on, among other things, the price of the Underlying ETP’s shares, changes in the value of the Underlying ETP put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries.

The Fund’s strategy is designed to have unleveraged, 100% downside notional exposure (as described below) to the Underlying ETP. Essentially, the assignment value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying ETP’s shares.

Let’s consider a scenario where the Fund has assets totaling $10 million and the Underlying ETP is priced at 200. In this instance, the number of contracts would be 500. We calculate this by dividing the Fund’s value by the value of one contract. Here, $10,000,000 divided by $20,000 (obtained by multiplying the Underlying ETP’s share price of 200 by the standard multiplier of 100) gives us 500.

However, the Fund’s notional exposure, representing the theoretical exposure of its portfolio, will drift daily due to various factors such as market movements and changes in option prices. Notional value is calculated based on the quantity of assets underlying the options positions, multiplied by the strike price of the option. The Fund may reallocate its portfolio upon entering a new position at the option’s expiration. In this process, the Fund will allow its currently held options to expire, close them, or roll (closing out of existing options contracts to purchase new options contracts) them early. Subsequently, the Fund enters new put options positions when the existing ones have expired, been closed, or been rolled early. The Fund may allow the options to expire worthless in order to reduce execution costs and minimize trading drift.

Fund Portfolio

The Fund’s principal holdings are described below:

Defiance Oil Enhanced Options Income ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the money” (i.e., the strike price is equal to the then-current share price of the Underlying ETP at the time of sale).

“in-the-money” (i.e., the strike price is above the then-current share price of the Underlying ETP at the time of sale).

Sold put option contracts provide exposure to the full extent of any price decreases experienced by the Underlying ETP shares.

Typically, weekly or less, but may extend to one-month expiration dates.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income. The Fund will generally hold US Treasuries to maturity.

6-month to 2-year maturities at the time of purchase.

To fully collateralize the Fund’s options strategy, the market value of the cash and treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets and the market value of the options is expected to be between 0% and 10% of the Fund’s net assets. The combination of these investments provides investment exposure to TLT such that the notional exposure is equal to 100% of the Fund’s total assets. The “notional exposure” is the return on or change in value of a particular dollar amount representing the underlying investment. The notional value and the market value both describe the value of a security. Notional value speaks to how much total value a security theoretically controls – for instance through options contracts. Market value, on the other hand, is the price of a security right now that can be bought and sold on an exchange or through a broker.

As a result of the Fund’s investment strategy, it may experience a high portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETP shares. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

TLT

iShares 20+ Year Treasury Bond ETF’s (“TLT”) investment objective is to seek to track the investment results of a benchmark index, which tracks the performance of U.S. Treasury obligations with a maturity of twenty years or more. As of February 28, 2023, this benchmark comprises 40 different issues.

The TLT benchmark index includes publicly-issued U.S. Treasury securities that have a remaining maturity of at least twenty years and an outstanding face value of $300 million or more, excluding those held by the Federal Reserve System. The securities within this index are all fixed-rate and denominated in U.S. dollars. It excludes inflation-linked securities, Treasury bills, cash management bills, any government agency debt whether backed by a government guarantee or not, and zero-coupon issues that are stripped from bonds with coupons. The index is calculated based on market value weighting, and its components are reviewed and updated on the last business day of each month.

Investors can access information about TLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using SEC File Nos. 333-92935 and 811-09729. This information, derived from TLT’s filings with the SEC, is essential for investors to understand TLT’s operations, investment strategy, and financial prospects. The description of TLT’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document pertains solely to the securities offered by TLT and does not concern the shares of other securities or ETFs. All disclosures in this document regarding TLT are based on publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), Tidal Investments LLC (the “Adviser”), ZEGA Financial, LLC the “Sub-Adviser”), or their respective affiliates have engaged in the preparation of such publicly available offering documents or conducted any due diligence inquiries relating to such documents concerning TLT. They do not represent the accuracy or completeness of any publicly available documents or other information regarding TLT. Additionally, the Fund cannot guarantee that all events impacting TLT’s trading price prior to the date of this document have been publicly disclosed. Future events or disclosures concerning TLT could affect the value of these securities.

The Fund, the Trust, the Adviser, the Sub-Adviser, and their respective affiliates do not provide any representation regarding the performance of TLT.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with the iShares 20+ Year Treasury Bond ETF (TLT), or BlackRock Fund Advisors.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying ETP and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Defiance Treasury Enhanced Options Income ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Treasury Enhanced Options Income ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and ETPs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying ETP and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Treasury Enhanced Options Income ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying ETP. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying ETP falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risks that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Defiance Treasury Enhanced Options Income ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Treasury Enhanced Options Income ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying ETP over the Call Period (typically, one week, but may range from one day to a month). This means that if the Underlying ETP experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying ETP over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying ETP over each Call Period, but has full exposure to any decreases in value experienced by the Underlying ETP over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying ETP. The degree of participation in the Underlying ETP gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying ETP, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETP and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying ETP changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying ETP. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETP will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying ETP.

Defiance Treasury Enhanced Options Income ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Treasury Enhanced Options Income ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Defiance Treasury Enhanced Options Income ETF | Put Writing Strategy Risk [Member]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying ETP and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 1% in-the-money put options having a one-week term, the Fund’s participation in the positive price returns of the Underlying ETP will be capped at 1% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to participate fully in the first 4% (i.e., 4 weeks x 1%) of the positive price returns of the Underlying ETP, or the Fund may even lose money, even if the Underlying ETP share price has appreciated by at least that much over such period, if during any particular week or weeks over that period the Underlying ETP had a return less than 1%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying ETP and its returns will depend not only on the price of the Underlying ETP but also on the path that the Underlying ETP takes over time.

Additionally, on a weekly basis, the Fund is generally fully exposed to the downward movements of the Underlying ETP, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying ETP’s decline.

Defiance Treasury Enhanced Options Income ETF | Non-Cash Settled Options Risk [Member]

Non-Cash Settled Options Risk. As of the date of this prospectus, the available options are non-cash settled. As a result, the Fund may be required to physically acquire Underlying ETP shares. In that case, it is likely that the value of these shares would have declined since the inception of the option contract. When the Fund physically acquires Underlying ETP shares, it will generally seek to sell them at market price promptly after receipt to avoid adverse tax consequences to the Fund. If the Underlying ETP’s shares decline further during the time the Fund holds them, it would negatively impact the Fund's performance.

Defiance Treasury Enhanced Options Income ETF | ETF Risks [Member]
ETF Risks.
Defiance Treasury Enhanced Options Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Treasury Enhanced Options Income ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Defiance Treasury Enhanced Options Income ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Treasury Enhanced Options Income ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Treasury Enhanced Options Income ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying ETP’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Defiance Treasury Enhanced Options Income ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Treasury Enhanced Options Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Defiance Treasury Enhanced Options Income ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETP. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Treasury Enhanced Options Income ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Treasury Enhanced Options Income ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Treasury Enhanced Options Income ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Treasury Enhanced Options Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Defiance Treasury Enhanced Options Income ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Treasury Enhanced Options Income ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Defiance Treasury Enhanced Options Income ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TLT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Defiance Treasury Enhanced Options Income ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Treasury Enhanced Options Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Treasury Enhanced Options Income ETF | TLT Risk [Member]

TLT Risk. The Fund invests in options contracts that are based on the value of TLT. This subjects the Fund to certain of the same risks as if it owned shares of TLT, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TLT, the Fund may also be subject to the following risks:

Investments in TLT primarily involve U.S. Government and U.S. Agency obligations risk as described below. In addition, TLT is subject to interest rate risk, where the value of its Treasury securities can decline with rising interest rates. In periods of very low or negative interest rates, TLT may struggle to maintain positive returns or pay dividends to shareholders. The unpredictability of changing interest rates, including those falling below zero, can lead to heightened market volatility and detract from TLT’s performance. Additionally, in a low-interest-rate environment, TLT may experience very low or even negative yields, leading to losses under certain conditions and over specific time periods.

TLT is also subject to operational risk arising from human error, processing errors, and system failures. In addition, TLT is subject to management risk, including the possibility that the chosen investment strategy may not yield expected results. Lastly, the performance of U.S. Treasury obligations may be negatively impacted by global events, such as economic downturns, political unrest, or public health crises.